Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Schedule Of Inventories
Raw materials	$ 11,348	$ 8,433
Semi-finished		324
Finished goods	1,103	941
Total	$ 12,451	$ 9,698